Summary of Significant Accounting Policies - Schedule of Customer Operating Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Significant Risk and Uncertainties
Operating revenue	¥ 2,630,707	$ 370,527	¥ 2,801,768	¥ 3,205,914
Revenue Benchmark | Concentration of Credit Risk
Significant Risk and Uncertainties
Operating revenue	¥ 680,959		¥ 992,055	¥ 930,786
Percentage of concentration of credit risk	25.89%	25.89%	35.41%	29.03%
Customer A | Revenue Benchmark | Concentration of Credit Risk
Significant Risk and Uncertainties
Operating revenue	¥ 215,851		¥ 231,026	¥ 457,995
Percentage of concentration of credit risk	8.21%	8.21%	8.25%	14.29%
Customer B | Revenue Benchmark | Concentration of Credit Risk
Significant Risk and Uncertainties
Operating revenue	¥ 112,403		¥ 320,660	¥ 367,434
Percentage of concentration of credit risk	4.27%	4.27%	11.44%	11.46%
Customer C | Revenue Benchmark | Concentration of Credit Risk
Significant Risk and Uncertainties
Operating revenue	¥ 153,121		¥ 357,202	¥ 104,928
Percentage of concentration of credit risk	5.82%	5.82%	12.75%	3.27%
Customer D | Revenue Benchmark | Concentration of Credit Risk
Significant Risk and Uncertainties
Operating revenue	¥ 199,584		¥ 83,167	¥ 429
Percentage of concentration of credit risk	7.59%	7.59%	2.97%	0.01%